Investment in finance leases, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Industries [Abstract]
Direct financing lease, interest income	$ 24.0	$ 33.8	$ 51.2	$ 70.8